Fair value of financial instruments (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	R$ 78,208
Derivatives assets, ending balance	55,251	R$ 78,208
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	379	1,563
Total gains or losses (realized / unrealized),Recognized in the result	(8)	46
Purchases	922	143
Settlements	(302)	(49)
Transfers in and / or out of Level	1,184	(1,324)
Fair value assets, ending balance	2,175	379
Financial assets, Total gains or losses (unrealized)	(952)	(98)
Transfers in and / or out of Level	(1,184)	1,324
Total gains or losses (realized / unrealized),Recognized in the result	302	49
Fair value, Beginning balance	58
Total gains or losses (realized / unrealized),Recognized in the result	(19)	(2)
Total gains or losses (realized / unrealized),Recognized in the result	153
Purchases	51	47
Settlements	(8)
Transfers in and / or out of Level	18
Fair value assets, ending balance	253	58
Transfers in and / or out of Level	(18)
Financial liabilities, beginning balance
Total gains or losses (realized / unrealized),Recognized in the result	58
Purchases	14
Financial liabilities, ending balance	72
Financial liability, Total gains or losses (unrealized)	72
Derivatives assets, beginning balance	671	152
Total gains or losses (realized / unrealized), Recognized in the result	80	178
Purchases	157	298
Settlements	(104)	(552)
Transfers in and / or out of Level	(542)	595
Derivatives assets, ending balance	262	671
Derivatives assets, Total gains or losses (unrealized)	244	588
Derivatives liabilities, beginning balance	(569)	(125)
Total gains or losses (realized / unrealized), Recognized in the result	(74)	48
Purchases	(387)	(217)
Settlements	189	38
Transfers in and / or out of Level	452	(313)
Derivatives liabilities, ending balance	(389)	(569)
Derivatives liability, Total gains or losses (unrealized)	273	(349)
Fair value, Beginning balance		13
Transfers in and / or out of Level		(13)
Level 3 of fair value hierarchy [member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	631	90
Total gains or losses (realized / unrealized), Recognized in the result	108	151
Purchases	133	64
Settlements	(94)	(73)
Transfers in and / or out of Level	(542)	399
Derivatives assets, ending balance	236	631
Derivatives assets, Total gains or losses (unrealized)	240	608
Derivatives liabilities, beginning balance	(561)	(111)
Total gains or losses (realized / unrealized), Recognized in the result	(70)	(25)
Purchases	(369)	(132)
Settlements	176	21
Transfers in and / or out of Level	452	(314)
Derivatives liabilities, ending balance	(372)	(561)
Derivatives liability, Total gains or losses (unrealized)	274	(350)
Level 3 of fair value hierarchy [member] | Currency Options Contract [Member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	34	62
Total gains or losses (realized / unrealized), Recognized in the result	(32)	27
Purchases	14	228
Settlements	(10)	(479)
Transfers in and / or out of Level		196
Derivatives assets, ending balance	6	34
Derivatives assets, Total gains or losses (unrealized)	1	(20)
Derivatives liabilities, beginning balance	(2)	(14)
Total gains or losses (realized / unrealized), Recognized in the result	(3)	73
Purchases	(9)	(79)
Settlements	13	17
Transfers in and / or out of Level		1
Derivatives liabilities, ending balance	(1)	(2)
Derivatives liability, Total gains or losses (unrealized)	(1)	1
Level 3 of fair value hierarchy [member] | Currency Forward Contract [Member]
IfrsStatementLineItems [Line Items]
Derivatives assets, beginning balance	6
Total gains or losses (realized / unrealized), Recognized in the result	3
Purchases	10	6
Derivatives assets, ending balance	19	6
Derivatives assets, Total gains or losses (unrealized)	3
Derivatives liabilities, beginning balance	(6)
Total gains or losses (realized / unrealized), Recognized in the result	(1)
Purchases	(9)	(6)
Derivatives liabilities, ending balance	(16)	(6)
Level 3 of fair value hierarchy [member] | Credit Derivatives [Member]
IfrsStatementLineItems [Line Items]
Total gains or losses (realized / unrealized), Recognized in the result	1
Derivatives assets, ending balance	1
Level 3 of fair value hierarchy [member] | Corporate Securities [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	339	1,563
Total gains or losses (realized / unrealized),Recognized in the result	(5)	21
Purchases	920	128
Settlements	(300)	(49)
Transfers in and / or out of Level	(1,164)	1,324
Fair value assets, ending balance	2,118	339
Financial assets, Total gains or losses (unrealized)	(1,009)	(138)
Transfers in and / or out of Level	1,164	(1,324)
Total gains or losses (realized / unrealized),Recognized in the result	300	49
Fair value, Beginning balance	58
Total gains or losses (realized / unrealized),Recognized in the result	(19)	(2)
Total gains or losses (realized / unrealized),Recognized in the result	153
Purchases	51	47
Settlements	(8)
Transfers in and / or out of Level	(18)
Fair value assets, ending balance	253	58
Transfers in and / or out of Level	18
Fair value, Beginning balance		(13)
Transfers in and / or out of Level		13
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Shares [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	86
Total gains or losses (realized / unrealized),Recognized in the result	(14)	(54)
Purchases	9
Settlements	(10)
Transfers in and / or out of Level		140
Fair value assets, ending balance	71	86
Financial assets, Total gains or losses (unrealized)	(100)	(62)
Transfers in and / or out of Level		(140)
Total gains or losses (realized / unrealized),Recognized in the result	10
Fair value, Beginning balance	45
Total gains or losses (realized / unrealized),Recognized in the result	(3)	(2)
Total gains or losses (realized / unrealized),Recognized in the result	151
Purchases		47
Fair value assets, ending balance	193	45
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Real Estate Receivables Certificates [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	151	3
Total gains or losses (realized / unrealized),Recognized in the result	(38)	(36)
Purchases	2	2
Settlements		2
Transfers in and / or out of Level	11	184
Fair value assets, ending balance	126	151
Financial assets, Total gains or losses (unrealized)	(64)	(60)
Transfers in and / or out of Level	(11)	(184)
Total gains or losses (realized / unrealized),Recognized in the result		(2)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Debentures [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	84	1,478
Total gains or losses (realized / unrealized),Recognized in the result	(36)	109
Purchases	740	96
Settlements	(67)
Transfers in and / or out of Level	1,174	(1,599)
Fair value assets, ending balance	1,895	84
Financial assets, Total gains or losses (unrealized)	(845)	(7)
Transfers in and / or out of Level	(1,174)	1,599
Total gains or losses (realized / unrealized),Recognized in the result	67
Total gains or losses (realized / unrealized),Recognized in the result	(1)
Purchases	35
Transfers in and / or out of Level	(34)
Transfers in and / or out of Level	34
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Rural Product Note [member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	7	61
Total gains or losses (realized / unrealized),Recognized in the result	5	3
Purchases	2
Settlements		1
Transfers in and / or out of Level	(14)	(56)
Fair value assets, ending balance		7
Financial assets, Total gains or losses (unrealized)		(9)
Transfers in and / or out of Level	14	56
Total gains or losses (realized / unrealized),Recognized in the result		(1)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Total gains or losses (realized / unrealized),Recognized in the result	(3)
Purchases	20
Fair value assets, ending balance	17
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Eurobonds And Others [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	4	8
Total gains or losses (realized / unrealized),Recognized in the result	84	(1)
Purchases	137	11
Settlements	(220)	(14)
Fair value assets, ending balance	5	4
Total gains or losses (realized / unrealized),Recognized in the result	220	14
Fair value, Beginning balance
Total gains or losses (realized / unrealized),Recognized in the result	(3)
Total gains or losses (realized / unrealized),Recognized in the result	3
Purchases	16
Settlements	(8)
Transfers in and / or out of Level	52
Fair value assets, ending balance	60
Transfers in and / or out of Level	(52)
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Financial Credit Bills [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	7	13
Total gains or losses (realized / unrealized),Recognized in the result	(3)
Purchases	10	19
Settlements	(3)	(32)
Transfers in and / or out of Level	(7)	7
Fair value assets, ending balance	4	7
Transfers in and / or out of Level	7	(7)
Total gains or losses (realized / unrealized),Recognized in the result	3	32
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Other Securities [Member]
IfrsStatementLineItems [Line Items]
Fair value assets, beginning balance	40
Total gains or losses (realized / unrealized),Recognized in the result	(3)	25
Settlements		2
Transfers in and / or out of Level		20
Fair value assets, ending balance	57	40
Financial assets, Total gains or losses (unrealized)	72	40
Transfers in and / or out of Level		(20)
Purchases	2	15
Total gains or losses (realized / unrealized),Recognized in the result		(2)
Financial liabilities, beginning balance
Financial liabilities, ending balance	72
Total gains or losses (realized / unrealized),Recognized in the result	58
Purchases	14
Level 3 of fair value hierarchy [member] | Corporate Securities [Member] | Bank Deposit Certificates [member]
IfrsStatementLineItems [Line Items]
Fair value, Beginning balance	13
Total gains or losses (realized / unrealized),Recognized in the result	(13)
Fair value assets, ending balance		13
Fair value, Beginning balance		13
Transfers in and / or out of Level		R$ (13)
Level 3 of fair value hierarchy [member] | Corporate Security [Member] | Other Securities [Member]
IfrsStatementLineItems [Line Items]
Financial assets, Total gains or losses (unrealized)	R$ 57